EMPLOYEE FUTURE BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Pension Plans, Defined Benefit [Member]
Amortization of employee future benefits	0	0	0
Net gain (loss)	(15.0)	26.7	4.6
Settlement gain on special pension portability election	0	(2.6)	0
Net amount recognized in other comprehensive income (loss)	(15.0)	24.1	4.6
Other Benefit Plans [Member]
Amortization of employee future benefits	0	0	0
Net gain (loss)	(21.2)	0.1	2.0
Net amount recognized in other comprehensive income (loss)	(21.2)	0.1	2.0
Predecessor [Member] | Pension Plans, Defined Benefit [Member]
Amortization of employee future benefits				6.6
Net gain (loss)				(17.4)
Settlement gain on special pension portability election				0
Net amount recognized in other comprehensive income (loss)				(10.8)
Predecessor [Member] | Other Benefit Plans [Member]
Amortization of employee future benefits				(2.7)
Net gain (loss)				(14.3)
Net amount recognized in other comprehensive income (loss)				(17.0)